Pay vs Performance Disclosure - USD ($)	9 Months Ended		12 Months Ended					18 Months Ended
	Dec. 31, 2024	Oct. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 22, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR JOHN J. FLYNN (1)		SUMMARY COMPENSATION TABLE TOTAL FOR KEITH A. JEZEK (1)	SUMMARY COMPENSATION TABLE TOTAL FOR CHARLES D. JEHL (1)		COMPENSATION ACTUALLY PAID TO JOHN J. FLYNN (1)		COMPENSATION ACTUALLY PAID TO KEITH A. JEZEK (1)(2)		COMPENSATION ACTUALLY PAID TO CHARLES D. JEHL (1)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN THOUSANDS)	ADJUSTED EBITDA (IN THOUSANDS) (6)
														TOTAL SHAREHOLDER RETURN (4)	2024 PEER GROUP TOTAL SHAREHOLDER RETURN (4)(5)
2024	$	N/A	$1,078,569		$5,071,681	$	N/A		$(7,126,751)		$2,782,181	$737,515	$531,125	$43.42	$100.26	$(135,010)	$(42,937)
2023	$	N/A	$5,957,265	$	N/A	$	N/A		$6,215,126	$	N/A	$1,138,720	$1,368,452	$61.89	$70.27	$22,070	$50,170
2022		$2,390,833	$6,651,233	$	N/A		$398,800		$6,106,733	$	N/A	$1,923,448	$614,385	$49.09	$63.25	$66,620	$105,736
2021		$2,299,501	N/A	$	N/A		$1,505,717	$	N/A	$	N/A	$4,525,451	$2,835,971	$163.49	$113.99	$146,082	$154,990
2020		$4,398,024	N/A	$	N/A		$4,658,825	$	N/A	$	N/A	$2,763,603	$2,930,602	$254.25	$90.09	$(90,716)	$69,526

(1)
Charles D. Jehl served as the Company’s interim CEO beginning March 22, 2024 and as the Company’s CEO on a permanent, non-interim
basis from September 11, 2024 until March 31, 2025. The PEO prior to Mr. Jehl was Keith A. Jezek, who served as the Company’s CEO from October 7, 2022 until March 22, 2024. The PEO prior to Mr. Jezek was John J. Flynn, who served as the Company’s CEO until October 6, 2022.

(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2024
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	KEITH A. JEZEK (PRIOR PEO)	CHARLES D. JEHL (CURRENT PEO)	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$1,078,569	$5,071,681	$737,515
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$0	$(3,780,756)	$(274,848)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	$0	$3,374,440	$276,971
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$(1,396,493)	$(155,450)
Increase/(Decrease) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(224,164)	$(486,691)	$(53,063)
Increase/(Decrease) for fair value at prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during year	$(7,981,156)	$0	$0

Compensation Actually Paid Amount	$(7,126,751)	$2,782,181	$531,125

(3)
The
non-PEO
NEOs were (a) in 2020 and 2021, Charles D. Jehl and Ross M. Jessup (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark, and Ross M. Jessup, (c) in 2023, Charles D. Jehl, Thinh Nguyen, Matthew R. Roe, and Matthew S. Stark; and (d) in 2024, Sarah Lackey, Matthew R. Roe, and Matthew Stark.

(4)	Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested on June 10, 2020, the day the Company became a public company as a result of the Business Combination.
(5)
For purposes of this disclosure, our peer group in 2024 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2024 Peer Group”). The 2024 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022, our Annual Report on Form
10-K
for the year ended December 31, 2023, and our Annual Report on Form
10-K
for the year ended December 31, 2024.

(6)
Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	The
non-PEO
			NEOs were (a) in 2020 and 2021, Charles D. Jehl and Ross M. Jessup (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark, and Ross M. Jessup, (c) in 2023, Charles D. Jehl, Thinh Nguyen, Matthew R. Roe, and Matthew S. Stark; and (d) in 2024, Sarah Lackey, Matthew R. Roe, and Matthew Stark.
Peer Group Issuers, Footnote
(4)	Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested on June 10, 2020, the day the Company became a public company as a result of the Business Combination.
(5)
For purposes of this disclosure, our peer group in 2024 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2024 Peer Group”). The 2024 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022, our Annual Report on Form
10-K
for the year ended December 31, 2023, and our Annual Report on Form
10-K
for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2024
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	KEITH A. JEZEK (PRIOR PEO)	CHARLES D. JEHL (CURRENT PEO)	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$1,078,569	$5,071,681	$737,515
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$0	$(3,780,756)	$(274,848)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	$0	$3,374,440	$276,971
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$(1,396,493)	$(155,450)
Increase/(Decrease) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(224,164)	$(486,691)	$(53,063)
Increase/(Decrease) for fair value at prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during year	$(7,981,156)	$0	$0

Compensation Actually Paid Amount	$(7,126,751)	$2,782,181	$531,125

Non-PEO NEO Average Total Compensation Amount			$ 737,515	$ 1,138,720	$ 1,923,448	$ 4,525,451	$ 2,763,603
Non-PEO NEO Average Compensation Actually Paid Amount			$ 531,125	1,368,452	614,385	2,835,971	2,930,602
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2024
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	KEITH A. JEZEK (PRIOR PEO)	CHARLES D. JEHL (CURRENT PEO)	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$1,078,569	$5,071,681	$737,515
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$0	$(3,780,756)	$(274,848)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	$0	$3,374,440	$276,971
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$(1,396,493)	$(155,450)
Increase/(Decrease) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(224,164)	$(486,691)	$(53,063)
Increase/(Decrease) for fair value at prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during year	$(7,981,156)	$0	$0

Compensation Actually Paid Amount	$(7,126,751)	$2,782,181	$531,125

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important financial performance measures we use to link Compensation Actually Paid to our NEOs, for 2024, to company performance:

MEASURE	NATURE	EXPLANATION

Adjusted EBITDA	Financial measure	Non-GAAP financial measure defined as GAAP net income excluding interest expense, income taxes, depreciation and amortization expense, and share-based compensation expense.

Certified Loans	Non-financial measure	The number of certified loans generated by the Company in 2024.

Total Revenue	Financial measure	Total revenue in 2024.

Cash EBITDA	Financial measure
Non-GAAP
financial measured defined as net income,
plus
(i) interest expense, (ii) taxes and tax receivable agreement payments, (iii) depreciation and amortization expense, (iv) cash collections related to revenue, (v) any net asset writedowns related to revenue, and
(vi) non-operational
exceptional expenses;
minus
(1) interest income, (2) revenue, (3) any net asset markups related to revenue, and
(4) non-operational
exceptional income.

Total Shareholder Return Amount			$ 43.42	61.89	49.09	163.49	254.25
Net Income (Loss)			$ (135,010,000)	$ 22,070,000	$ 66,620,000	$ 146,082,000	$ (90,716,000)
Company Selected Measure Amount			(42,937,000)	50,170,000	105,736,000	154,990,000	69,526,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Certified Loans
Measure:: 3
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Cash EBITDA
Charles D. Jehl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,071,681
PEO Actually Paid Compensation Amount			2,782,181
PEO Name	Charles D. Jehl
John J. Flynn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,390,833	$ 2,299,501	$ 4,398,024
PEO Actually Paid Compensation Amount					398,800	$ 1,505,717	$ 4,658,825
PEO Name		John J. Flynn				John J. Flynn	John J. Flynn
Keith A. Jezek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,078,569	$ 5,957,265	6,651,233
PEO Actually Paid Compensation Amount			(7,126,751)	$ 6,215,126	6,106,733
PEO Name				Keith A. Jezek				Keith A. Jezek
Two Thousand and Twenty Four Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			100.26	$ 70.27	$ 63.25	$ 113.99	$ 90.09
PEO | Charles D. Jehl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,374,440
PEO | Charles D. Jehl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,396,493)
PEO | Charles D. Jehl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(486,691)
PEO | Charles D. Jehl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles D. Jehl [Member] | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,780,756)
PEO | Keith A. Jezek [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Keith A. Jezek [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Keith A. Jezek [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(224,164)
PEO | Keith A. Jezek [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,981,156)
PEO | Keith A. Jezek [Member] | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			276,971
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(155,450)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(53,063)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (274,848)